Segment and Geographic Information (Details) - Schedule of contribution to its total loss from operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of contribution to its total loss from operations [Abstract]
Total segment contribution	$ (2,038)	$ 5,205	$ (4,633)	$ 6,331	$ 11,351	$ (1,272)
Ceded premium, losses and LAE	(2,337)	4,064	(5,242)	6,414	15,443	(7,304)
Other income	180	470	1,327	798	2,421	1,849
Policy services expenses and other	1,692	813	2,063	1,799	2,676	2,100
Sales, marketing, and other acquisition costs	25,716	(424)	72,883	3,388	5,029	23,553
Research and development	1,361	859	3,367	2,401	2,433	5,839
Amortization of capitalized software	2,701	2,799	5,352	5,496	11,188	10,648
Other operating expenses	16,729	3,965	25,311	9,216	16,981	18,896
Loss from operations	$ (48,080)	$ (7,341)	$ (109,694)	$ (23,181)	$ (44,820)	$ (56,853)